Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 23, 2019
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Preferred Securities & Income SMA Shares, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001760077
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A